Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2018	67,632	2.96
Granted	4,764	4.28
Exercised	(35,340)	2.78
Forfeited or expired	(990)	3.42
Outstanding at December 31, 2019	36,066	3.29
Granted	395	6.21
Exercised	(19,265)	3.11
Forfeited or expired	(343)	3.48
Outstanding at December 31, 2020	16,853	3.56

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2020 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

1.12 – 1.99	1,043	0.10	1.12	1,043	1.12
2.00 – 2.99	33	2.75	2.94	20	2.94
3.00 – 3.99	11,949	2.31	3.41	8,856	3.42
4.00 - 4.99	3,499	7.82	4.56	330	4.26
5.00 – 8.53	329	4.27	6.34	—	—
	16,853	3.36	3.56	10,249	3.21

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2020 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

1.12 – 1.99	1,043	0.10	1.12	1,043	1.12
2.00 – 2.99	33	2.75	2.94	20	2.94
3.00 – 3.99	11,949	2.31	3.41	8,856	3.42
4.00 - 4.99	3,499	7.82	4.56	330	4.26
5.00 – 8.53	329	4.27	6.34	—	—
	16,853	3.36	3.56	10,249	3.21

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2018	2,054
Granted	2,963
Vested and converted to common shares	(1,083)
Outstanding at December 31, 2019	3,934
Granted	1,777
Vested and converted to common shares	(1,473)
Reinvested dividend equivalents	96
Outstanding at December 31, 2020	4,334

Earnings per share
The following is the calculation of net income from continuing operations and diluted net income from continuing operations attributable to shareholders of the Company:

	2020	2019
	$	$

Net income from continuing operations	$672,413	$308,859
Non-controlling interests	(44,350)	(22,459)
Net income and diluted net income from continuing operations (attributable to shareholders of the Company)	$628,063	$286,400
Income from discontinued operations attributable to shareholders of the Company	$—	$6,982
Net income and diluted net income (attributable to shareholders of the Company)	$628,063	$293,382

The following is the calculation of diluted weighted average number of common shares outstanding for the year:

	2020	2019
	$	$

Basic weighted average number of common shares outstanding (in thousands)	1,043,385	1,014,100

Effect of dilutive securities:
Stock options	8,541	8,021
Restricted share units	2,461	794
Performance share units	1,915	—
Diluted weighted average number of common shares outstanding (in thousands)	1,056,302	1,022,915

The following is the basic and diluted earnings per share from continuing operations:

	2020	2019
	$	$

Earnings per share from continuing operations (attributable to shareholders of the Company)
Basic	$0.60	$0.28
Diluted	$0.59	$0.28

The following is the basic and diluted earnings per share:

	2020	2019
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.60	$0.29
Diluted	$0.59	$0.29